SEGMENT DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 299	$ 224	$ 284
Property and equipment	33	1	2
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1	5
Property and equipment		1	2
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	276	197	232
Property and equipment	33
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	22	21	51
Property and equipment